Investments Accounted for Using the Equity Method - Summary of Retrospective Adjustments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of associates and joint ventures [line items]
Investments accounted for using the equity method	$ 48,267,237	$ 1,628,449	$ 49,154,140
Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using the equity method			1,813,677
Deca Technologies Inc. [member] | Previously stated [member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using the equity method			1,820,329
Advanced Microelectronic Products Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using the equity method			264,434
Advanced Microelectronic Products Inc. [member] | Previously stated [member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using the equity method			$ 266,085